Property and Equipment and Project Development Costs	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment and Project Development Costs

Note 3: Property and Equipment and Project Development Costs

Property and equipment consists of the following:

	Useful Life	September 30, 2020	December 31, 2019
Land		$278,556	$278,556
Land improvements	25 years	31,078,211	31,078,211
Building and improvements	15 to 39 years	128,756,221	128,599,831
Equipment	5 to 10 years	1,313,488	1,313,488
Property and equipment, gross		161,426,476	161,270,086

Less: accumulated depreciation		(34,557,668)	(26,359,199)
Property and equipment, net		$126,868,808	$134,910,887

Project development costs		$122,011,617	$88,587,699

For the three months ended September 30, 2020 and 2019, the Company recorded depreciation expense of $2,753,046 and $2,751,229, respectively, and for the nine months ended September 30, 2020 and 2019, of $8,198,469 and $8,163,962, respectively. Additionally, the Company recorded a charge of $12,194,783 for the nine months ended September 30, 2019 for a loss on abandonment of project development costs for previously capitalized development costs within the accompanying unaudited condensed consolidated statement of operations. For the nine months ended September 30, 2020 and 2019, the Company incurred $33,423,918 and $11,503,900 of capitalized project development costs, respectively.